S000008096 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World Index (net)
Prospectus [Line Items]
Average Annual Return, Percent	18.67%	11.17%	9.95%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	21.64%	11.41%	9.04%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	21.47%	11.25%	8.87%
Class 3
Prospectus [Line Items]
Average Annual Return, Percent	21.38%	11.14%	8.76%